CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
CASH AND CASH EQUIVALENTS	$ 156,259,910	$ 152,456,309
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	11,329,827	13,271,957
Debt securities	4,129,970	11,549,889
Derivatives	3,047,036	909,793
Equity instruments	4,152,821	812,275
FINANCIAL ASSETS AT AMORTIZED COST	206,027,269	318,689,020
Other financial assets	10,897,537	19,786,689
Loans and advances to government sector	427	317
Loans and advances to central bank	17,405	589
Loans and advances to financial institutions	5,069,933	14,823,052
Loans and advances to customers	190,041,967	264,512,229
Reverse repurchase agreements	0	19,566,144
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	45,205,882	37,787,332
Debt securities	45,178,513	37,765,909
Equity instruments	27,369	21,423
INVESTMENT IN JOINT VENTURES AND ASSOCIATES	1,035,949	2,701,688
TANGIBLE ASSETS	27,488,775	26,245,661
Property and equipment	26,071,709	26,057,844
Investment properties	1,417,066	187,817
GOODWILL AND INTANGIBLE ASSETS	780,065	975,210
INCOME TAX ASSETS	3,049,836	592
Current	26,178	592
Deferred	3,023,658	0
OTHER ASSETS	2,785,190	3,207,984
NON-CURRENT ASSETS HELD FOR SALE	208,318	833,673
TOTAL ASSETS	454,171,021	556,169,426
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	3,653,749	3,183,607
Derivatives	3,072,947	2,118,671
Trading liabilities	580,802	1,064,936
FINANCIAL LIABILITIES AT AMORTIZED COST	336,281,179	454,903,926
Bank Loans	6,148,876	8,503,124
Deposits from government sector	2,938,134	2,376,343
Deposits from financial institutions	178,421	452,455
Deposits from customers	290,871,492	396,380,219
Repurchase agreements	0	22,030
Other financial liabilities	28,825,175	43,364,418
Debt Securities Issued	7,319,081	3,805,337
PROVISIONS	5,313,693	2,627,636
INCOME TAX LIABILITIES	7,505,553	8,541,581
Current	7,505,553	5,655,564
Deferred	0	2,886,017
OTHER LIABILITIES	17,079,777	16,854,108
TOTAL LIABILITIES	369,833,951	486,110,858
EQUITY
Share capital	612,710	612,660
Share premium	19,382,148	19,372,417
Inflation adjustment to share capital	13,529,577	13,529,523
Reserves	67,963,345	46,726,021
Accumulated loss	(19,187,644)	(10,275,106)
Accumulated other comprehensive income	460,246	46,731
Equity attributable to owners of the Bank	82,760,382	70,012,246
Non-controlling interests	1,576,688	46,322
TOTAL EQUITY	84,337,070	70,058,568
TOTAL LIABILITIES AND EQUITY	$ 454,171,021	$ 556,169,426